Material accounting policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2025
Leasehold improvements
Property, plant and equipment
Useful life in years	9 years
IT equipment
Property, plant and equipment
Useful life in years	3 years
Furniture and fixtures and other equipment
Property, plant and equipment
Useful life in years	5 years